TRADE RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Schedule of trade receivables, net

	December 31,
	2021	2020
Open accounts (1)	$7,588	$6,906
Credit cards	—	108
Less—allowance for doubtful accounts	(1,256)	(1,432)
Trade receivables, net	$6,332	$5,582

(1)	Trade receivables generally have 90-day credit terms. Certain customers payments are made through monthly credit card transactions.

Schedule of allowance for doubtful account

U.S. dollars in thousands
Balance as of January 1, 2020	$930
Provision for the year	1,058
Derecognition of bad debts	(556)
Balance as of December 31, 2020	1,432
Provision for the year	323
Derecognition of bad debts	(499)
Balance as of December 31, 2021	$1,256

Schedule of credit losses exposure

December 31, 2021:
	U.S. dollars in thousands
	Not past due	< 30 days	30 - 60 days	61 - 90 days	91 - 120 days	>120 days	Total
	U.S. dollars in thousands
Gross carrying amount	$2,715	$910	$847	$693	$435	$1,988	$7,588
Allowance for doubtful accounts	$7	$64	$59	$97	$65	$964	$1,256
Trade receivables, net	2,708	846	788	596	370	1,024	$6,332

December 31, 2020:
	U.S. dollars in thousands
	Not past due	< 30 days	30 - 60 days	61 - 90 days	91 - 120 days	>120 days	Total
	U.S. dollars in thousands
Gross carrying amount	$1,757	$978	$673	$670	$418	$2,518	$7,014
Allowance for doubtful accounts	$4	$5	$7	$33	$159	$1,224	$1,432
Trade receivables, net	1,753	973	666	637	259	1,294	$5,582